Business Combinations - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Plant	Dec. 31, 2019 USD ($) Farm	Dec. 31, 2018 USD ($) Farm	Jan. 01, 2018 USD ($)
Disclosure of detailed information about business combination [Line Items]
Merger and related costs		$ (16)	$ 0
Goodwill		11,986	11,431
Assets relating to equity-accounted investees		660	692
Potash Corp [Member]
Disclosure of detailed information about business combination [Line Items]
Common share conversion ratio				0.4
Agrium Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Common share conversion ratio				2.23
Ruralco Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Goodwill	$ 202
Net assets (consideration for the Merger)	$ 330
Remaining interest in Agrichem acquired	100.00%
Foreign exchange hedge loss	$ 18
Number Of Operating Locations Acquired | Plant	250
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Goodwill		$ 341	$ 197
Number of farm centers acquired | Farm		68	53
Net assets (consideration for the Merger)		$ 581	$ 433
Assets relating to equity-accounted investees		$ 100
Remaining interest in Agrichem acquired		20.00%
Merger Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Goodwill				$ 11,185
Net assets (consideration for the Merger)				$ 16,010